General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2022
Selling, general and administrative expense [abstract]
Schedule of General and Administrative Expenses

	For the year ended December 31,
In thousands of USD	2022	2021	2020
Employee expenses	18,180	23,569	8,496
Professional services expenses (i)	11,554	9,457	3,907
Employee recruitment expenses	263	811	367
IT maintenance and support expenses	1,523	1,345	822
Capital tax and other non-income tax expenses	267	612	109
Depreciation and amortization expenses	148	117	98
Travel, office and other administrative expenses	1,977	625	427
Total	33,912	36,536	14,226

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(i)
Professional services expenses mainly include legal, accounting and other consulting expenses.